REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 1,187	$ 881	$ 3,931	$ 3,555	$ 4,391	$ 5,043
Product [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,115	881	3,859	3,498	4,254	4,941
Rentals [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 72		72	57	137	102
Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 3,931	$ 3,555	$ 4,391	$ 5,043
Percentage of revenue			100.00%	100.00%	100.00%	100.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 3,931	$ 3,555	$ 4,391	$ 5,043
Percentage of revenue			100.00%	100.00%	100.00%	100.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 3,859	$ 3,498	$ 4,254	$ 4,941
Percentage of revenue			98.00%	98.00%	97.00%	98.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Rentals [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 72	$ 57	$ 137	$ 102
Percentage of revenue			2.00%	2.00%	3.00%	2.00%
UNITED STATES | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 3,522	$ 2,657	$ 3,266	$ 3,636
Percentage of revenue			90.00%	75.00%	74.00%	72.00%
Europe [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 409	$ 763	$ 991	$ 889
Percentage of revenue			10.00%	21.00%	23.00%	18.00%
Other foreign countries [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue				$ 135	$ 134	$ 518
Percentage of revenue			0.00%	4.00%	3.00%	10.00%